Offerings	Feb. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	330,122
Proposed Maximum Offering Price per Unit	9.78
Maximum Aggregate Offering Price	$ 3,228,593.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 445.87
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of shares of common stock, par value $0.001 per share (the "Common Stock") of Biodesix, Inc., a Delaware corporation (the "Registrant"), as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a share dividend, share split or similar change. (2) Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $9.78 per share represents the average high and low prices of the Common Stock as quoted on the Nasdaq Global Select Market on February 2, 2026, a date within five business days prior to the filing of this Registration Statement, in accordance with Rule 457(c) of the Securities Act. (3) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the Biodesix, Inc. 2020 Equity Incentive Plan (the "2020 Plan") on January 1, 2026 pursuant to an "evergreen" provision contained in the 2020 Plan. Pursuant to such provision, on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2022, and continuing until, and including, the calendar year ending December 31, 2030, the number of shares authorized for issuance under the 2020 Plan is automatically increased by a number equal to the lesser of (i) 4% of the number of shares of Common Stock issued and outstanding as of the December 31st of the immediately preceding calendar year and (ii) such lesser amount determined by the Registrant's board of directors.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	82,531
Proposed Maximum Offering Price per Unit	9.78
Maximum Aggregate Offering Price	$ 807,153.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 111.47
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of shares of common stock, par value $0.001 per share (the "Common Stock") of Biodesix, Inc., a Delaware corporation (the "Registrant"), as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a share dividend, share split or similar change. (2) Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $9.78 per share represents the average high and low prices of the Common Stock as quoted on the Nasdaq Global Select Market on February 2, 2026, a date within five business days prior to the filing of this Registration Statement, in accordance with Rule 457(c) of the Securities Act. (4) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the Biodesix, Inc. Employee Stock Purchase Plan, as amended and restated (the "ESPP") on January 1, 2026 pursuant to an "evergreen" provision contained in the ESPP (the "ESPP evergreen provision"). Pursuant to the ESPP evergreen provision, on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2022, and continuing until, and including, the fiscal year ending December 31, 2030, the number of shares authorized for issuance under the ESPP is automatically increased by a number equal to the lesser of (i) 3,000,000 shares, as adjusted pursuant to Section 18 of the ESPP to reflect the Company's 1-for-20 reverse stock split effective on September 15, 2025, (ii) 1% of the number of shares of Common Stock issued and outstanding as of the December 31st of the immediately preceding fiscal year and (iii) such lesser amount determined by the Registrant's board of directors.